Share-Based Payment (Details) - Schedule of inputs to binomial model used for fair value measurement - $ / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment (Details) - Schedule of inputs to binomial model used for fair value measurement [Line Items]
Dividend yield (%)		[1]
Expected volatility of the share prices (%)	[1]
Risk-free interest rate (%)	[1]
Contractual term of up to (years)			6 years 6 months	6 years 6 months
Exercise multiple (in Dollars per share)		[1]	$ 2	$ 2
Weighted average share prices (NIS) (in Dollars per share)	[1]
Expected average forfeiture rate (%)	[1]
Bottom of range [member]
Share-Based Payment (Details) - Schedule of inputs to binomial model used for fair value measurement [Line Items]
Expected volatility of the share prices (%)			30.00%	23.00%
Risk-free interest rate (%)			0.01%	0.30%
Weighted average share prices (NIS) (in Dollars per share)			$ 20.28	$ 19.17
Expected average forfeiture rate (%)			1.90%	2.00%
Top of range [member]
Share-Based Payment (Details) - Schedule of inputs to binomial model used for fair value measurement [Line Items]
Expected volatility of the share prices (%)			55.00%	41.00%
Risk-free interest rate (%)			0.58%	1.70%
Weighted average share prices (NIS) (in Dollars per share)			$ 28.98	$ 19.65
Expected average forfeiture rate (%)			5.90%	6.00%

[1]	During the year ended December 31, 2021, no grants of options or RS were made